Income Taxes - Changes In Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	$ 33.6	$ 36.7
Credited (charged) to net earnings	9.9	(1.4)
Credited (charged) directly to equity	0.3	(0.3)
Deferred Tax Relating To Business Combinations, Deferred Tax Asset		(0.1)
Effects of foreign exchange	0.9	1.2
Other	(4.8)	(2.5)
Deferred tax assets, ending balance	39.9	33.6	$ 36.7
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	28.4	25.5
Charged to net earnings	6.6	5.3
Additions from business combinations		(0.9)	56.6
Charged directly to equity	0.8
Effects of foreign exchange	1.3	1.0
Other	(4.8)	(2.5)
Deferred tax liabilities, ending balance	32.3	28.4	25.5
Unrealized foreign exchange gains
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	26.4	24.6
Charged to net earnings	(0.2)	0.8
Effects of foreign exchange	1.0	1.0
Deferred tax liabilities, ending balance	27.2	26.4	24.6
Accounting provisions not currently deductible
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	9.6	10.8
Credited (charged) to net earnings	0.9	(1.0)
Deferred Tax Relating To Business Combinations, Deferred Tax Asset		(0.1)
Effects of foreign exchange		(0.1)
Deferred tax assets, ending balance	10.5	9.6	10.8
Pensions and non-pension post-retirement benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	(0.2)
Credited (charged) to net earnings	0.4	0.6
Credited (charged) directly to equity	0.6
Effects of foreign exchange	(0.1)
Other		(0.8)
Deferred tax assets, ending balance	0.7	(0.2)
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance		0.8
Other		(0.8)
Deferred tax liabilities, ending balance			0.8
Tax losses carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	62.9	59.5
Credited (charged) to net earnings	8.6	2.1
Credited (charged) directly to equity	(0.3)	0.3
Effects of foreign exchange	1.0	1.0
Deferred tax assets, ending balance	72.2	62.9	59.5
Property, plant and equipment and intangibles
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	52.1	48.5
Charged to net earnings	(6.7)	4.5
Additions from business combinations		(0.9)
Effects of foreign exchange	0.1
Deferred tax liabilities, ending balance	45.5	52.1	48.5
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	11.4	14.8
Credited (charged) to net earnings		(3.1)
Credited (charged) directly to equity		(0.6)
Effects of foreign exchange		0.3
Other	(11.4)
Deferred tax assets, ending balance	0.0	11.4	14.8
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance		0.0
Charged to net earnings	13.5
Charged directly to equity	0.8
Effects of foreign exchange	0.2
Other	(11.4)
Deferred tax liabilities, ending balance	3.1		0.0
Reclassification between deferred tax assets and deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	(50.1)	(48.4)
Other	6.6	(1.7)
Deferred tax assets, ending balance	(43.5)	(50.1)	(48.4)
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	(50.1)	(48.4)
Other	6.6	(1.7)
Deferred tax liabilities, ending balance	$ (43.5)	$ (50.1)	$ (48.4)